Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 23, 2024
C000253970
Account Value [Line Items]
Line Graph and Table Measure Name	MYCF
Account Value	$ 10,433	$ 10,376	$ 10,341	$ 10,291	$ 10,259	$ 10,219	$ 10,182	$ 10,130	$ 10,083	$ 10,051	$ 10,004	$ 10,016	$ 10,000
C000253971
Account Value [Line Items]
Line Graph and Table Measure Name	MYMF
Account Value	$ 10,215	10,170	10,143	10,095	10,060	10,090	10,114	10,065	10,023	10,048	9,975	10,028	10,000
C000253976
Account Value [Line Items]
Line Graph and Table Measure Name	MYCG
Account Value	$ 10,397	10,313	10,295	10,225	10,209	10,151	10,106	10,031	9,988	9,984	9,924	10,001	10,000
C000253972
Account Value [Line Items]
Line Graph and Table Measure Name	MYMG
Account Value	$ 10,140	10,069	10,049	9,993	9,952	10,017	10,073	10,020	9,989	10,029	9,937	10,022	10,000
C000253977
Account Value [Line Items]
Line Graph and Table Measure Name	MYCH
Account Value	$ 10,433	10,322	10,318	10,222	10,203	10,131	10,085	9,975	9,912	9,956	9,873	9,999	10,000
C000253973
Account Value [Line Items]
Line Graph and Table Measure Name	MYMH
Account Value	$ 10,044	9,989	9,981	9,919	9,904	9,943	10,014	9,950	9,914	9,985	9,885	10,019	10,000
C000253978
Account Value [Line Items]
Line Graph and Table Measure Name	MYCI
Account Value	$ 10,421	10,297	10,290	10,180	10,162	10,080	10,039	9,911	9,858	9,927	9,828	9,992	10,000
C000253974
Account Value [Line Items]
Line Graph and Table Measure Name	MYMI
Account Value	$ 10,064	9,998	9,980	9,905	9,882	9,921	10,011	9,939	9,920	10,015	9,873	9,992	10,000
C000253979
Account Value [Line Items]
Line Graph and Table Measure Name	MYCJ
Account Value	$ 10,417	10,274	10,260	10,129	10,110	10,036	10,002	9,854	9,792	9,889	9,778	9,983	10,000
C000253975
Account Value [Line Items]
Line Graph and Table Measure Name	MYMJ
Account Value	$ 10,065	10,004	9,994	9,912	9,882	9,932	10,048	9,977	9,928	10,020	9,872	10,010	10,000
C000253980
Account Value [Line Items]
Line Graph and Table Measure Name	MYCK
Account Value	$ 10,440	10,283	10,279	10,105	10,091	10,026	10,007	9,834	9,765	9,902	9,774	9,994	10,000
C000253981
Account Value [Line Items]
Line Graph and Table Measure Name	MYCL
Account Value	$ 10,356	10,228	10,202	10,016	9,976	9,951	9,948	9,759	9,714	9,883	9,745	9,983	10,000
C000253982
Account Value [Line Items]
Line Graph and Table Measure Name	MYCM
Account Value	$ 10,345	10,225	10,211	10,000	9,969	9,951	9,950	9,749	9,700	9,888	9,745	9,988	10,000
C000253983
Account Value [Line Items]
Line Graph and Table Measure Name	MYCN
Account Value	$ 10,297	10,176	10,165	9,942	9,919	9,916	9,932	9,714	9,678	9,880	9,719	9,978	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 9,922	9,837	9,857	9,796	9,789	9,869	10,039	9,940	9,891	10,037	9,867	10,013	10,013
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 9,922	9,837	9,857	9,796	9,789	9,869	10,039	9,940	9,891	10,037	9,867	10,013	10,013
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 9,922	9,837	9,857	9,796	9,789	9,869	10,039	9,940	9,891	10,037	9,867	10,013	10,013
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 9,922	9,837	9,857	9,796	9,789	9,869	10,039	9,940	9,891	10,037	9,867	10,013	10,013
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 9,922	9,837	9,857	9,796	9,789	9,869	10,039	9,940	9,891	10,037	9,867	10,013	10,013
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,144	10,024	10,051	9,899	9,970	9,931	9,927	9,714	9,662	9,823	9,720	9,967	9,967
SPDR ETFs Index: ICE 2026 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2026 Maturity U.S. Corporate Index
Account Value	$ 10,392	10,335	10,307	10,255	10,227	10,184	10,148	10,092	10,044	10,011	9,971	9,999	9,999
SPDR ETFs Index: ICE 2026 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2026 Maturity U.S. Broad Municipal Index
Account Value	$ 10,229	10,191	10,150	10,105	10,067	10,078	10,092	10,049	10,000	10,015	9,967	10,007	10,007
SPDR ETFs Index: ICE 2027 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2027 Maturity U.S. Corporate Index
Account Value	$ 10,386	10,298	10,290	10,219	10,205	10,142	10,098	10,021	9,972	9,964	9,913	9,992	9,992
SPDR ETFs Index: ICE 2027 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2027 Maturity U.S. Broad Municipal Index
Account Value	$ 10,213	10,161	10,118	10,057	10,008	10,035	10,073	10,014	9,970	10,014	9,948	10,011	10,011
SPDR ETFs Index: ICE 2028 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2028 Maturity U.S. Corporate Index
Account Value	$ 10,425	10,312	10,307	10,218	10,203	10,122	10,080	9,968	9,900	9,939	9,866	9,992	9,992
SPDR ETFs Index: ICE 2028 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2028 Maturity U.S. Broad Municipal Index
Account Value	$ 10,199	10,130	10,081	10,008	9,955	9,994	10,061	9,985	9,942	10,012	9,925	10,016	10,016
SPDR ETFs Index: ICE 2029 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2029 Maturity U.S. Corporate Index
Account Value	$ 10,424	10,294	10,285	10,176	10,154	10,079	10,044	9,909	9,848	9,909	9,822	9,987	9,987
SPDR ETFs Index: ICE 2029 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2029 Maturity U.S. Broad Municipal Index
Account Value	$ 10,167	10,088	10,034	9,946	9,892	9,937	10,031	9,941	9,903	9,993	9,892	10,014	10,014
SPDR ETFs Index: ICE 2030 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2030 Maturity U.S. Corporate Index
Account Value	$ 10,411	10,263	10,259	10,125	10,111	10,027	9,992	9,836	9,773	9,858	9,766	9,981	9,981
SPDR ETFs Index: ICE 2030 Maturity US Broad Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2030 Maturity U.S. Broad Municipal Index
Account Value	$ 10,132	10,042	9,999	9,904	9,850	9,895	10,026	9,933	9,889	10,000	9,877	10,013	10,013
SPDR ETFs Index: ICE 2031 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2031 Maturity U.S. Corporate Index
Account Value	$ 10,453	10,288	10,285	10,121	10,110	10,034	10,015	9,832	9,751	9,883	9,777	9,990	9,990
SPDR ETFs Index: ICE 2032 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2032 Maturity U.S. Corporate Index
Account Value	$ 10,340	10,208	10,188	10,023	9,993	9,960	9,957	9,761	9,706	9,869	9,749	9,984	9,984
SPDR ETFs Index: ICE 2033 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2033 Maturity U.S. Corporate Index
Account Value	$ 10,330	10,207	10,190	9,992	9,966	9,936	9,939	9,730	9,673	9,850	9,728	9,982	9,982
SPDR ETFs Index: ICE 2034 Maturity US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 2034 Maturity U.S. Corporate Index
Account Value	$ 10,295	$ 10,173	$ 10,157	$ 9,943	$ 9,925	$ 9,917	$ 9,936	$ 9,711	$ 9,664	$ 9,856	$ 9,714	$ 9,977	$ 9,977